Segment Information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents information about reported segment revenue, significant segment expenses, and segment net loss for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Revenue	$4,878,665	$40,355
Less:
Cost of revenue	2,238,820	134,988
Research and development (1)	3,267,340	1,485,636
Selling, general and administrative (1)	11,549,512	3,427,690
Other expense, net	560,648	544,566
Change in fair value of warrant liability	(187,173)	—
Change in fair value of derivative liability	(4,817,600)	—
Change in fair value of earnout liability	(3,230,000)	—
Interest expense, net	4,497,781	544,826
Income tax expense (benefit)	(15,783)	1,600
Consolidated net loss	$(8,984,880)	$(6,098,951)
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(1)Includes total salaries, bonuses, employee benefits and stock-based compensation of $4,917,502 and $2,062,852 for the years ended December 31, 2024 and 2023, respectively.
The following table presents information about reported segment revenue, significant segment expenses, and segment net loss for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue	$4,192,101	$955,970	$10,649,930	$4,032,168
Less:
Cost of revenue[1]	2,389,428	350,667	5,208,318	1,792,234
Research and development[1]	938,758	925,214	2,691,704	2,492,842
Selling, general and administrative[1]	2,515,994	2,007,277	6,486,697	9,873,029
Other expense (income), net	30,559	(16,995)	8,770,514	191,330
Change in fair value of warrant liability	80,043	(8,805)	3,581,122	(199,624)
Change in fair value of derivative liability	—	(87,200)	(101,300)	(4,800,000)
Change in fair value of earnout liability	2,230,000	(50,000)	2,070,000	(2,970,000)
Interest expense, net	564,725	1,455,306	1,635,014	3,149,315
Income tax expense	—	—	2,782	—
Consolidated net loss	$(4,557,406)	$(3,619,494)	$(19,694,921)	$(5,496,958)
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1Includes total salaries, bonuses, employee benefits and stock-based compensation of $2,148,939 and $1,627,803 for the three months ended September 30, 2025 and 2024, respectively. Total salaries, bonuses, employee benefits and stock-based compensation were $5,537,784 and $3,765,568 for the nine months ended September 30, 2025 and 2024, respectively.
All of the Company’s long-lived assets are located in the United States.